Assets by contractual maturity - Summary of assets by contractual maturity (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial assets at fair value through other comprehensive income [abstract]
Cash and balances with central banks	€ 90,214	€ 87,614	€ 106,520
Loans and advances to banks 3	16,709	35,104
Financial assets at fair value through profit or loss
– Trading assets	60,229	56,870
– Non-trading derivatives	2,028	3,893
– Mandatorily at fair value through profit or loss	54,983	46,844
– Designated as at fair value through profit or loss	5,775	6,159
Financial assets at fair value through other comprehensive income	41,116	31,625
Securities at amortised cost	48,313	48,160
Loans and Advances to customers	647,313	644,893
Other assets	13,618	15,671
Total assets	980,299	976,834	€ 949,250
Equity securities
Financial assets at fair value through profit or loss
Financial assets at fair value through other comprehensive income	1,885	1,887
Debt securities
Financial assets at fair value through profit or loss
– Trading assets	6,907	4,189
– Mandatorily at fair value through profit or loss	894	821
– Designated as at fair value through profit or loss	4,470	5,437
Financial assets at fair value through other comprehensive income	38,281	29,095
Loans and advances
Financial assets at fair value through profit or loss
Financial assets at fair value through other comprehensive income	951	643
Less than 1 month
Financial assets at fair value through other comprehensive income [abstract]
Cash and balances with central banks	90,214	87,614
Loans and advances to banks 3	11,985	28,734
Financial assets at fair value through profit or loss
– Trading assets	17,000	15,520
– Non-trading derivatives	138	623
– Mandatorily at fair value through profit or loss	32,835	29,153
– Designated as at fair value through profit or loss	550	287
Securities at amortised cost	2,220	1,810
Loans and Advances to customers	49,633	54,431
Other assets	5,658	7,155
Total assets	210,812	225,499
Less than 1 month | Equity securities
Financial assets at fair value through profit or loss
Financial assets at fair value through other comprehensive income
Less than 1 month | Debt securities
Financial assets at fair value through profit or loss
Financial assets at fair value through other comprehensive income	579	167
Less than 1 month | Loans and advances
Financial assets at fair value through profit or loss
Financial assets at fair value through other comprehensive income		3
1 to 3 months
Financial assets at fair value through other comprehensive income [abstract]
Cash and balances with central banks
Loans and advances to banks 3	1,021	1,633
Financial assets at fair value through profit or loss
– Trading assets	7,363	5,399
– Non-trading derivatives	80	95
– Mandatorily at fair value through profit or loss	12,040	10,504
– Designated as at fair value through profit or loss	200	158
Securities at amortised cost	1,142	1,719
Loans and Advances to customers	21,298	23,554
Other assets	257	272
Total assets	43,636	43,754
1 to 3 months | Equity securities
Financial assets at fair value through profit or loss
Financial assets at fair value through other comprehensive income
1 to 3 months | Debt securities
Financial assets at fair value through profit or loss
Financial assets at fair value through other comprehensive income	232	420
1 to 3 months | Loans and advances
Financial assets at fair value through profit or loss
Financial assets at fair value through other comprehensive income	3	1
3 to 12 months
Financial assets at fair value through other comprehensive income [abstract]
Cash and balances with central banks
Loans and advances to banks 3	1,744	2,331
Financial assets at fair value through profit or loss
– Trading assets	11,448	9,991
– Non-trading derivatives	297	592
– Mandatorily at fair value through profit or loss	5,303	3,753
– Designated as at fair value through profit or loss	792	185
Securities at amortised cost	6,667	4,566
Loans and Advances to customers	57,516	54,056
Other assets	1,088	1,162
Total assets	86,917	79,101
3 to 12 months | Equity securities
Financial assets at fair value through profit or loss
Financial assets at fair value through other comprehensive income
3 to 12 months | Debt securities
Financial assets at fair value through profit or loss
Financial assets at fair value through other comprehensive income	2,021	2,458
3 to 12 months | Loans and advances
Financial assets at fair value through profit or loss
Financial assets at fair value through other comprehensive income	41	7
More than 1 year but less than 5 years
Financial assets at fair value through other comprehensive income [abstract]
Cash and balances with central banks
Loans and advances to banks 3	1,527	2,190
Financial assets at fair value through profit or loss
– Trading assets	13,216	13,062
– Non-trading derivatives	613	1,555
– Mandatorily at fair value through profit or loss	3,587	2,329
– Designated as at fair value through profit or loss	2,092	2,497
Securities at amortised cost	22,540	24,689
Loans and Advances to customers	211,349	206,662
Other assets	951	1,065
Total assets	270,181	266,861
More than 1 year but less than 5 years | Equity securities
Financial assets at fair value through profit or loss
Financial assets at fair value through other comprehensive income
More than 1 year but less than 5 years | Debt securities
Financial assets at fair value through profit or loss
Financial assets at fair value through other comprehensive income	13,686	12,587
More than 1 year but less than 5 years | Loans and advances
Financial assets at fair value through profit or loss
Financial assets at fair value through other comprehensive income	619	226
>5 years
Financial assets at fair value through other comprehensive income [abstract]
Cash and balances with central banks
Loans and advances to banks 3	431	216
Financial assets at fair value through profit or loss
– Trading assets	11,201	12,900
– Non-trading derivatives	900	1,027
– Mandatorily at fair value through profit or loss	1,040	901
– Designated as at fair value through profit or loss	2,141	3,031
Securities at amortised cost	15,744	15,376
Loans and Advances to customers	307,517	306,190
Other assets	1,020	1,418
Total assets	362,045	354,928
>5 years | Equity securities
Financial assets at fair value through profit or loss
Financial assets at fair value through other comprehensive income
>5 years | Debt securities
Financial assets at fair value through profit or loss
Financial assets at fair value through other comprehensive income	21,763	13,463
>5 years | Loans and advances
Financial assets at fair value through profit or loss
Financial assets at fair value through other comprehensive income	287	407
Maturity not applicable
Financial assets at fair value through other comprehensive income [abstract]
Cash and balances with central banks
Loans and advances to banks 3
Financial assets at fair value through profit or loss
– Trading assets
– Non-trading derivatives
– Mandatorily at fair value through profit or loss	179	203
– Designated as at fair value through profit or loss
Securities at amortised cost
Loans and Advances to customers
Other assets	4,645	4,600
Total assets	6,709	6,690
Maturity not applicable | Equity securities
Financial assets at fair value through profit or loss
Financial assets at fair value through other comprehensive income	1,885	1,887
Maturity not applicable | Debt securities
Financial assets at fair value through profit or loss
Financial assets at fair value through other comprehensive income
Maturity not applicable | Loans and advances
Financial assets at fair value through profit or loss
Financial assets at fair value through other comprehensive income